Schedule of effective income tax rate reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
(Loss)/Income before taxes	$ (798,293)	$ (12,585,250)	$ (21,520,114)
Tax and surcharges for 2023	56,061
Current income tax provision	55,306
Deferred tax benefits	0
Tax	111,367
(Loss)/Income after taxes	(909,660)	$ (12,585,250)	$ (21,520,114)
Income tax computed at different regions statutory tax rate	0
Effect of non-taxable income	0
Effect of non-deductible expenses	0
Effect of preferential tax rate	0
Deferred tax assets losses not recognized	0
Others	$ 0